Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the period ended June 30,
	2022	2021
Income/(Loss) attributable to common equity holders	23,098	(789)
Weighted average number of shares – basic and diluted	20,582,301	9,001,704
Net income/(loss) per common share – basic and diluted	$1.12	($0.09)